Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 43,984	$ 46,108
Gross unrealized gains on FVOCI securities	156	115
Gross unrealized losses on FVOCI securities	(16)	(27)
Financial assets measured at fair value through other comprehensive income	44,124	46,196
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	535	533
Gross unrealized gains on FVOCI securities	111	100
Gross unrealized losses on FVOCI securities	(32)	(31)
Financial assets measured at fair value through other comprehensive income	614	602
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	44,519	46,641
Gross unrealized gains on FVOCI securities	267	215
Gross unrealized losses on FVOCI securities	(48)	(58)
Financial assets measured at fair value through other comprehensive income	44,738	46,798
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,937	10,842
Gross unrealized gains on FVOCI securities	14	12
Gross unrealized losses on FVOCI securities	(3)	(3)
Financial assets measured at fair value through other comprehensive income	7,948	10,851
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,746	12,252
Gross unrealized gains on FVOCI securities	40	22
Gross unrealized losses on FVOCI securities		(3)
Financial assets measured at fair value through other comprehensive income	11,786	12,271
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,152	9,353
Gross unrealized gains on FVOCI securities	33	25
Gross unrealized losses on FVOCI securities	(2)	(7)
Financial assets measured at fair value through other comprehensive income	10,183	9,371
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,840	5,318
Gross unrealized gains on FVOCI securities	27	25
Gross unrealized losses on FVOCI securities	(4)	(7)
Financial assets measured at fair value through other comprehensive income	5,863	5,336
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	2,563	2,688
Gross unrealized gains on FVOCI securities	23	15
Gross unrealized losses on FVOCI securities	(5)	(4)
Financial assets measured at fair value through other comprehensive income	2,581	2,699
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	40	47
Financial assets measured at fair value through other comprehensive income	40	47
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,706	5,608
Gross unrealized gains on FVOCI securities	19	16
Gross unrealized losses on FVOCI securities	(2)	(3)
Financial assets measured at fair value through other comprehensive income	5,723	5,621
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	40	40
Gross unrealized gains on FVOCI securities	18	15
Gross unrealized losses on FVOCI securities	(10)	(9)
Financial assets measured at fair value through other comprehensive income	48	46
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	495	493
Gross unrealized gains on FVOCI securities	93	85
Gross unrealized losses on FVOCI securities	(22)	(22)
Financial assets measured at fair value through other comprehensive income	$ 566	$ 556